Credit Quality of Financial Assets and the Allowance for Credit Losses - Summary of Financing Receivables Payment Default and Modifications of Past Due (Detail) - Consumer borrowers ¥ in Millions	6 Months Ended
Sep. 30, 2024 JPY (¥)
Interest rate reduction
Financing Receivable, Modified, Subsequent Default [Line Items]
Financing Receivable, Modified	¥ 0
Interest rate reduction | Other
Financing Receivable, Modified, Subsequent Default [Line Items]
Financing Receivable, Modified	0
Term extension
Financing Receivable, Modified, Subsequent Default [Line Items]
Financing Receivable, Modified	0
Term extension | Other
Financing Receivable, Modified, Subsequent Default [Line Items]
Financing Receivable, Modified	0
Principal forgiveness
Financing Receivable, Modified, Subsequent Default [Line Items]
Financing Receivable, Modified	0
Principal forgiveness | Other
Financing Receivable, Modified, Subsequent Default [Line Items]
Financing Receivable, Modified	0
Combination - interest rate reduction and term extension
Financing Receivable, Modified, Subsequent Default [Line Items]
Financing Receivable, Modified	20
Combination - interest rate reduction and term extension | Other
Financing Receivable, Modified, Subsequent Default [Line Items]
Financing Receivable, Modified	20
Combination - interest rate reduction and principal forgiveness
Financing Receivable, Modified, Subsequent Default [Line Items]
Financing Receivable, Modified	0
Combination - interest rate reduction and principal forgiveness | Other
Financing Receivable, Modified, Subsequent Default [Line Items]
Financing Receivable, Modified	0
Combination - term extension and principal forgiveness
Financing Receivable, Modified, Subsequent Default [Line Items]
Financing Receivable, Modified	0
Combination - term extension and principal forgiveness | Other
Financing Receivable, Modified, Subsequent Default [Line Items]
Financing Receivable, Modified	¥ 0